SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details)			1 Months Ended		12 Months Ended
	Dec. 22, 2017	Dec. 05, 2008 $ / shares shares	Nov. 30, 2017 shares	Sep. 30, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			55,556	262,500
Cash and Cash Equivalents, at Carrying Value | $				$ 35,256	$ 25,759	$ 547,966	$ 152,404	$ 492,004
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%				21.00%
Number of Reportable Segments					1
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives					3
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives					7 years
Emy's Salsa Aji Distribution Company, Inc. ("Emy's") [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) [Line Items]
Share Exchange, Number of Shares Retained		14,937,500
Stock Issued During Period, Shares, New Issues		38,307,500
Share Exchange Ratio | $ / shares		$ 357.0197